Quarterly Holdings Report
for
Fidelity® International Value Fund
July 31, 2025
FIV-NPRT3-0925
1.834741.119
Common Stocks - 95.5%
	Shares	Value ($)
AUSTRALIA - 3.7%
Financials - 1.0%
Capital Markets - 1.0%
Macquarie Group Ltd	194,343	26,913,676
Materials - 2.7%
Metals & Mining - 2.7%
BHP Group Ltd	1,606,827	40,580,797
Glencore PLC	7,432,600	29,829,444
		70,410,241
TOTAL AUSTRALIA		97,323,917
BELGIUM - 1.6%
Financials - 1.2%
Banks - 1.2%
KBC Group NV	307,016	32,149,645
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	51,000	11,084,418
TOTAL BELGIUM		43,234,063
CHINA - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd	141,600	9,913,733
DENMARK - 0.6%
Industrials - 0.6%
Air Freight & Logistics - 0.6%
DSV A/S	76,088	17,050,180
FINLAND - 1.8%
Financials - 1.3%
Insurance - 1.3%
Mandatum Holding Oy	451,234	3,068,062
Sampo Oyj A Shares	3,019,170	32,442,610
		35,510,672
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	723,500	13,284,840
TOTAL FINLAND		48,795,512
FRANCE - 9.9%
Communication Services - 0.8%
Entertainment - 0.4%
Vivendi SE	3,026,092	11,471,316
Media - 0.4%
Canal+ SA	1,854,592	5,902,733
Louis Hachette Group	1,911,792	3,579,140
		9,481,873
TOTAL COMMUNICATION SERVICES		20,953,189

Consumer Staples - 1.2%
Food Products - 1.2%
Danone SA	403,800	33,045,747
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
TotalEnergies SE	555,005	33,003,652
Financials - 4.0%
Banks - 1.5%
BNP Paribas SA	426,700	38,905,773
Insurance - 2.5%
AXA SA	1,378,405	66,948,036
TOTAL FINANCIALS		105,853,809

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
EssilorLuxottica SA	34,209	10,173,644
Industrials - 0.9%
Building Products - 0.9%
Cie de Saint-Gobain SA	212,100	24,331,508
Information Technology - 0.2%
IT Services - 0.2%
Alten SA	59,200	4,840,605
Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	161,607	31,794,007
TOTAL FRANCE		263,996,161
GERMANY - 14.4%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Bayerische Motoren Werke AG	170,200	16,292,200
Financials - 5.1%
Banks - 0.7%
Commerzbank AG	503,800	18,420,967
Capital Markets - 1.5%
Deutsche Bank AG	813,800	26,918,618
Deutsche Boerse AG	41,700	12,067,455
		38,986,073
Insurance - 2.9%
Hannover Rueck SE	101,300	30,796,788
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	71,435	46,766,427
		77,563,215
TOTAL FINANCIALS		134,970,255

Health Care - 1.4%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA	587,200	28,131,329
Pharmaceuticals - 0.3%
Bayer AG	335,700	10,440,860
TOTAL HEALTH CARE		38,572,189

Industrials - 5.4%
Aerospace & Defense - 2.2%
Rheinmetall AG	29,348	58,094,318
Air Freight & Logistics - 1.0%
Deutsche Post AG	571,400	25,602,001
Industrial Conglomerates - 1.7%
Siemens AG	176,539	44,965,078
Machinery - 0.5%
Daimler Truck Holding AG	247,400	12,092,317
TOTAL INDUSTRIALS		140,753,714

Materials - 0.9%
Chemicals - 0.9%
BASF SE	336,500	16,491,668
Covestro AG	119,900	8,127,695
		24,619,363
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Vonovia SE	486,296	15,139,336
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
RWE AG	284,900	11,688,091
TOTAL GERMANY		382,035,148
HONG KONG - 1.2%
Financials - 1.2%
Insurance - 1.2%
Prudential PLC	2,418,046	30,675,783
INDIA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Reliance Industries Ltd GDR (a)	231,500	14,584,500
INDONESIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	26,301,700	13,182,296
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	370,200	5,719,590
ITALY - 5.1%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Eni SpA	1,294,800	22,098,807
Financials - 3.2%
Banks - 3.2%
Mediobanca Banca di Credito Finanziario SpA	1,778,525	39,253,484
UniCredit SpA	602,600	44,335,599
		83,589,083
Industrials - 1.1%
Electrical Equipment - 0.4%
Prysmian SpA	140,400	11,212,838
Passenger Airlines - 0.7%
Ryanair Holdings PLC ADR	301,100	18,749,497
TOTAL INDUSTRIALS		29,962,335

TOTAL ITALY		135,650,225
JAPAN - 19.9%
Communication Services - 1.3%
Entertainment - 0.5%
Nintendo Co Ltd	147,700	12,344,611
Interactive Media & Services - 0.3%
LY Corp	3,095,300	11,313,835
Wireless Telecommunication Services - 0.5%
SoftBank Group Corp	157,400	12,018,900
TOTAL COMMUNICATION SERVICES		35,677,346

Consumer Discretionary - 2.5%
Automobiles - 1.3%
Toyota Motor Corp	1,922,100	34,189,563
Household Durables - 1.2%
Sony Group Corp	882,100	21,217,431
Sumitomo Forestry Co Ltd (c)	1,064,700	10,695,597
		31,913,028
TOTAL CONSUMER DISCRETIONARY		66,102,591

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	755,800	10,761,654
Financials - 6.6%
Banks - 4.2%
Mitsubishi UFJ Financial Group Inc	4,054,561	55,883,077
Sumitomo Mitsui Financial Group Inc	2,119,000	53,455,189
		109,338,266
Financial Services - 1.0%
ORIX Corp	1,167,300	26,221,112
Insurance - 1.4%
Tokio Marine Holdings Inc	913,444	36,677,447
TOTAL FINANCIALS		172,236,825

Industrials - 5.5%
Industrial Conglomerates - 2.1%
Hitachi Ltd	1,829,500	55,983,894
Machinery - 1.3%
MINEBEA MITSUMI Inc	424,570	6,682,046
Mitsubishi Heavy Industries Ltd	1,149,700	27,450,694
		34,132,740
Trading Companies & Distributors - 2.1%
ITOCHU Corp	633,700	33,239,224
Mitsui & Co Ltd	1,061,600	21,610,612
		54,849,836
TOTAL INDUSTRIALS		144,966,470

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.3%
Ibiden Co Ltd	216,400	9,151,804
IT Services - 1.2%
Fujitsu Ltd	945,000	20,585,801
TIS Inc	397,101	12,668,285
		33,254,086
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	1,070,117	13,015,901
Technology Hardware, Storage & Peripherals - 0.8%
FUJIFILM Holdings Corp	974,300	20,209,155
TOTAL INFORMATION TECHNOLOGY		75,630,946

Materials - 0.8%
Chemicals - 0.8%
Shin-Etsu Chemical Co Ltd	772,000	22,215,781
TOTAL JAPAN		527,591,613
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Havas NV	1,955,492	3,158,840
SINGAPORE - 1.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Singapore Telecommunications Ltd	6,156,800	18,348,172
Financials - 1.2%
Banks - 1.2%
United Overseas Bank Ltd	1,149,305	31,930,839
TOTAL SINGAPORE		50,279,011
SOUTH AFRICA - 1.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	85,381	440,885
Materials - 1.1%
Metals & Mining - 1.1%
Anglo American PLC	860,939	24,225,198
Valterra Platinum Ltd (United Kingdom)	89,146	3,979,296
		28,204,494
TOTAL SOUTH AFRICA		28,645,379
SPAIN - 3.3%
Financials - 3.3%
Banks - 3.3%
Banco Santander SA	7,971,482	68,481,341
Bankinter SA	1,442,400	20,575,836

TOTAL SPAIN		89,057,177
SWEDEN - 1.6%
Financials - 1.6%
Financial Services - 1.6%
Investor AB B Shares	1,498,340	43,545,494
SWITZERLAND - 3.7%
Financials - 3.7%
Capital Markets - 0.6%
UBS Group AG (United States)	432,626	16,149,928
Insurance - 3.1%
Swiss Life Holding AG	27,453	28,586,947
Zurich Insurance Group AG	78,711	53,689,298
		82,276,245
TOTAL SWITZERLAND		98,426,173
UNITED KINGDOM - 13.1%
Consumer Discretionary - 1.4%
Broadline Retail - 0.1%
B&M European Value Retail SA	1,087,400	3,222,552
Household Durables - 1.2%
Barratt Redrow PLC	6,282,714	31,040,073
Specialty Retail - 0.1%
JD Sports Fashion PLC	2,767,000	3,122,912
TOTAL CONSUMER DISCRETIONARY		37,385,537

Consumer Staples - 3.0%
Consumer Staples Distribution & Retail - 0.6%
Tesco PLC	3,251,200	18,266,612
Tobacco - 2.4%
British American Tobacco PLC	517,400	27,720,924
Imperial Brands PLC	902,869	35,193,281
		62,914,205
TOTAL CONSUMER STAPLES		81,180,817

Financials - 5.4%
Banks - 4.2%
HSBC Holdings PLC	3,136,400	38,210,677
Lloyds Banking Group PLC	40,840,679	41,962,398
Standard Chartered PLC	1,702,349	30,517,971
		110,691,046
Capital Markets - 0.5%
London Stock Exchange Group PLC	124,200	15,139,371
Insurance - 0.7%
Beazley PLC	1,545,400	18,256,141
TOTAL FINANCIALS		144,086,558

Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	102,812	14,999,414
Industrials - 2.7%
Aerospace & Defense - 2.7%
BAE Systems PLC	2,077,310	49,565,950
Rolls-Royce Holdings PLC	1,479,100	20,992,838
		70,558,788
TOTAL UNITED KINGDOM		348,211,114
UNITED STATES - 10.9%
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
BP PLC	2,415,400	12,947,228
Shell PLC ADR	1,119,600	80,846,316
		93,793,544
Health Care - 2.7%
Pharmaceuticals - 2.7%
GSK PLC	1,909,811	35,129,060
Roche Holding AG	117,500	36,668,581
		71,797,641
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc (United Kingdom)	45,216	10,109,667
Materials - 4.3%
Chemicals - 1.1%
Linde PLC	63,114	29,048,850
Construction Materials - 3.2%
Amrize Ltd	325,650	16,461,913
CRH PLC	466,502	44,527,617
Holcim AG	305,220	24,341,275
		85,330,805
TOTAL MATERIALS		114,379,655

TOTAL UNITED STATES		290,080,507
TOTAL COMMON STOCKS (Cost $2,027,948,002)		2,541,156,416

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Cost $8,206,799)	160,800	6,453,563

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.33	103,002,022	103,022,622
Fidelity Securities Lending Cash Central Fund (d)(e)	4.33	1,392,461	1,392,600
TOTAL MONEY MARKET FUNDS (Cost $104,415,222)			104,415,222

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,140,570,023)	2,652,025,201
NET OTHER ASSETS (LIABILITIES) - 0.4%	9,740,900
NET ASSETS - 100.0%	2,661,766,101

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,584,500 or 0.5% of net assets.

(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	62,042,278	740,745,356	699,765,012	2,125,942	-	-	103,022,622	103,002,022	0.2%
Fidelity Securities Lending Cash Central Fund	4,015,254	153,939,869	156,562,523	23,302	-	-	1,392,600	1,392,461	0.0%
Total	66,057,532	894,685,225	856,327,535	2,149,244	-	-	104,415,222

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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